Events Occurring After the Reporting Date (Details Narrative) - Veraxa Biotech A G [Member] - CHF (SFr)	May 27, 2026	Sep. 15, 2025
Entity Information [Line Items]
Principal amount	SFr 27,500,000	SFr 1,000,000
Aggregate exercise price	SFr 27,500,000
Initial exercise price	SFr 11.50